CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL LEASES
Schedule of net value of the leased assets
	At December 31, 2016	At December 31, 2017
	$	$
Machinery and equipment	17,206	131,624
Accumulated depreciation	(6,473)	(46,727)

Machinery and equipment, net	10,733	84,897

Schedule of future minimum lease payments assets under capital leases

Year Ending December 31:	$
2018	59,340
2019	33,300
2020	14,231
2021 and thereafter	3,425

Total minimum lease payments	110,296
Less: amount representing interest	6,982

Present value of net minimum lease payments	103,314
Current portion	59,942

Non-current portion	43,372